Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average number of shares on which earnings per share calculations are based
Weighted-average shares outstanding during period (in shares)	895,990,771	890,348,679	887,235,105
Add - Incremental shares under stock-based compensation plans (in shares)	6,883,290	4,802,940	4,199,440
Add - Incremental shares associated with contingently issuable shares (in shares)	1,766,940	1,412,352	1,378,831
Assuming dilution (in shares)	904,641,001	896,563,971	892,813,376
Net income on which basic earnings per share is calculated
Income from continuing operations	$ 4,712	$ 3,932	$ 7,146
Income/(loss) from discontinued operations, net of tax	1,030	1,658	2,285
Net income on which basic earnings per share is calculated	5,743	5,590	9,431
Net income on which diluted earnings per share is calculated
Income from continuing operations	4,712	3,932	7,146
Net income applicable to contingently issuable shares		(2)	0
Income from continuing operations on which diluted earnings per share is calculated	4,712	3,930	7,146
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	1,030	1,658	2,285
Net income on which diluted earnings per share is calculated	$ 5,743	$ 5,588	$ 9,431
Assuming dilution
Continuing operations (in dollars per share)	$ 5.21	$ 4.38	$ 8.00
Discontinued operations (in dollars per share)	1.14	1.85	2.56
Total (in dollars per share) (Note I)	6.35	6.23	10.56
Basic
Continuing operations (in dollars per share)	5.26	4.42	8.05
Discontinued operations (in dollars per share)	1.15	1.86	2.58
Total (in dollars per share) (Note I)	$ 6.41	$ 6.28	$ 10.63